ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
Credit Loss [Abstract]
Schedule of accounts receivable

	March 31, 2022	December 31, 2021
		(Audited)

Accounts receivable, cost	$4,960,175	$5,101,830
Less: allowance for doubtful accounts	(4,951,599)	(4,972,680)
Accounts receivable, net	$8,576	$129,150